THE LAZARD FUNDS, INC.

Lazard Developing Markets Equity Portfolio
Lazard Emerging Markets Debt Portfolio
Lazard Emerging Markets Equity Blend Portfolio
Lazard Global Strategic Equity Portfolio
Lazard International Equity Concentrated Portfolio

Supplement to Current Prospectus

Lazard Developing Markets Equity Portfolio

The following replaces the table in “Summary Section—Lazard Developing Markets Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.16%	.30%	.16%	*
Total Annual Portfolio Operating Expenses	1.16%	1.55%	1.16%
Fee Waiver and/or Expense Reimbursement**	.01%	.15%	.06%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%	1.40%	1.10%
*	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio through May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed 1.15%, 1.40% and 1.10% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in “Summary Section—Lazard Developing Markets Equity Portfolio—Example” in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$117	$367	$637	$1,408
Open Shares	$143	$475	$831	$1,833
R6 Shares	$112	$363	$633	$1,404

Lazard Emerging Markets Debt Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Debt Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.70%	.70%	.70%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.33%	1.91%	.34%
Total Annual Portfolio Operating Expenses	1.03%	2.86%	1.04%
Fee Waiver and/or Expense Reimbursement**	.18%	1.81%	.24%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.85%	1.05%	.80%
*	Restated to reflect current management fee.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021 to the extent Total Annual Portfolio Operating Expenses exceed .85%, 1.05% and .80% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, and from May 1, 2021 to May 1, 2030, to the extent Total Annual Portfolio Operating Expenses exceed 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively. All limitations on Total Annual Portfolio Operating Expenses are exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in and “Summary Section—Lazard Emerging Markets Debt Portfolio—Example” in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$87	$310	$551	$1,243
Open Shares	$107	$506	$930	$2,114
R6 Shares	$82	$307	$551	$1,249
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Lazard Emerging Markets Equity Blend Portfolio

The following replaces the table in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.26%	.52%	.26%	*
Acquired Fund Fees and Expenses	.02%	.02%	.02%	*
Total Annual Portfolio Operating Expenses	1.28%	1.79%	1.28%
Fee Waiver and/or Expense Reimbursement**	.06%	.32%	.11%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement***	1.22%	1.47%	1.17%
*	Based on estimated amounts for the current fiscal year, using expenses for Institutional Shares from the last fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed 1.20%, 1.45% and 1.15% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
***	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.20%, 1.45% and 1.15% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Summary Section—Lazard Emerging Markets Equity Blend Portfolio—Example” in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$124	$400	$696	$1,540
Open Shares	$150	$534	$944	$2,089
R6 Shares	$119	$395	$692	$1,536
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Lazard Global Strategic Equity Portfolio

The following replaces the table in “Summary Section—Lazard Global Strategic Equity Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%	.75%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	5.32%	12.26%	5.32%	*
Total Annual Portfolio Operating Expenses	6.07%	13.26%	6.07%
Fee Waiver and/or Expense Reimbursement**	5.12%	12.06%	5.17%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	.95%	1.20%	.90%
*	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed .95%, 1.20% and .90% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces in the table in “Summary Section—Lazard Global Strategic Equity Portfolio—Example” in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$97	$1,347	$2,570	$5,515
Open Shares	$122	$2,652	$4,782	$8,744
R6 Shares	$92	$1,342	$2,566	$5,512
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Lazard International Equity Concentrated Portfolio

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Fees and Expenses” in the Prospectus:

	Institutional Shares	Open Shares	R6 Shares
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.80%	.80%	.80%
Distribution and Service (12b-1) Fees	None	.25%	None
Other Expenses	.25%	2.62%	.25%	*
Acquired Fund Fees and Expenses	.01%	.01%	.01%	*
Total Annual Portfolio Operating Expenses	1.06%	3.68%	1.06%
Fee Waiver and/or Expense Reimbursement**	.15%	2.52%	.20%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement***	.91%	1.16%	.86%
*	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
**	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2021, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.15% and .85% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.
***	Excluding Acquired Fund Fees and Expenses, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are .90%, 1.15% and .85% of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

The following replaces the table in “Summary Section—Lazard International Equity Concentrated Portfolio—Example” in the Prospectus:

	1 year	3 years	5 years	10 years
Institutional Shares	$93	$322	$570	$1,281
Open Shares	$118	$893	$1,688	$3,769
R6 Shares	$88	$317	$565	$1,276
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The following replaces any contrary information in the first table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Investment Management Fee Payable	Effective Annual Rate of Investment Management Fee Paid
Emerging Markets Debt Portfolio	.70%	.63%

The following replaces any contrary information in the second table in “Fund Management—Investment Manager” in the Prospectus:

Name of Portfolio	Institutional Shares	Open Shares	R6 Shares
International Equity Concentrated Portfolio	.90%	1.15%	.85%
Global Strategic Equity Portfolio	.95%	1.20%	.90%
Developing Markets Equity Portfolio	1.15%	1.40%	1.10%
Emerging Markets Equity Blend Portfolio	1.20%	1.45%	1.15%
Emerging Markets Debt Portfolio†	.85%	1.05%	.80%
†	This agreement will continue in effect until May 1, 2021, and from May 1, 2021 through May 1, 2030, at levels of 1.10%, 1.35% and 1.05% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

Dated: June 26, 2020

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